Advances to Suppliers	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Advances to Suppliers

Note 5 – Advances to suppliers

Advances to suppliers consist of the following:

	As of December 31,
	2018	2017

Advances for sale and marketing suppliers	$1,927,157	$5,091,395
Other prepaid administrative expenses	536,436	532,425
Advances for software purchases	261,205	895,507

Total	$2,724,798	$6,519,327